UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, TX  78701

13F File Number:  28-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC, General Partner
Phone:     512.478.1271

Signature, Place, and Date of Signing:

     Bryant J. Regan     Austin, Texas     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $30,753 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISTAR CASINOS INC          COM              03070Q101      794    50339 SH       SOLE                    50339
ARISTOTLE CORP                 COM NEW          040448201       41     5907 SH       SOLE                     5907
CARDTRONICS INC                COM              14161H108      927   118532 SH       SOLE                   118532
CENTRAL GARDEN & PET CO        COM              153527106      837    71274 SH       SOLE                    71274
CENTRAL GARDEN & PET CO        CL A NON-VTG     153527205     1483   135715 SH       SOLE                   135715
CPI CORP                       COM              125902106     6103   489433 SH       SOLE                   489433
GLOBAL CASH ACCESS HLDGS INC   COM              378967103      637    87201 SH       SOLE                    87201
HILLENBRAND INC                COM              431571108      738    36222 SH       SOLE                    36222
IMPERIAL SUGAR CO NEW          COM NEW          453096208      782    61671 SH       SOLE                    61671
INTERNATIONAL SPEEDWAY CORP    CL A             460335201      624    22638 SH       SOLE                    22638
KEY TECHNOLOGY INC             COM              493143101     1572   139731 SH       SOLE                   139731
MITCHAM INDS INC               COM              606501104       10     1539 SH       SOLE                     1539
MULTIMEDIA GAMES INC           COM              625453105     3416   667280 SH       SOLE                   667280
NORTECH SYS INC                COM              656553104      538   187482 SH       SOLE                   187482
SCHWEITZER-MAUDUIT INTL INC    COM              808541106     6759   124329 SH       SOLE                   124329
TEXTAINER GROUP HOLDINGS LTD   SHS              G8766E109     1593    99515 SH       SOLE                    99515
THOMAS & BETTS CORP            COM              884315102      681    22638 SH       SOLE                    22638
THOMPSON CREEK METALS CO INC   COM              884768102     1355   112285 SH       SOLE                   112285
TWIN DISC INC                  COM              901476101      566    45387 SH       SOLE                    45387
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121      261  1867537 SH       SOLE                  1867537
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     1036   565947 SH       SOLE                   565947